S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 30, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other current material management relationships:

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Du Jun	Sinohope Technology Holdings Limited (“Sinohope”)	Technology solution services in virtual asset ecosystem, such as asset management, trust and custodian business and cryptocurrency trading.	Executive Director and CEO
	Vernal Ltd	Investment firm focusing on artificial intelligence and blockchain	Director and CEO
	Dog Tech Ltd	Software development	Director
	Hubble Vision Ltd	Software development	Director
	Vernal Vision Pte Ltd	Software development	Director
	ABCDE Global Pte Ltd	Investment firm focusing on crypto.	Director and CEO
	CanUp Technic LIMITED	Investment Holding	Director
	SINOHOPE ECO PTE. LTD.	Subsidiary of Sinohope	Director
	Sinohope JP Limited	Subsidiary of Sinohope	Director
	Avenir Asset Investment Pte. Ltd	Subsidiary of Sinohope	Director
	Vernal Capital Ltd	Investment Holding	Director
	Trustin Ltd	Investment Holding	Director
Yi Binghan	FNGO PTE. LTD.	Information technology and computer service activities	Director
	Smart Bean Technology Pte. Ltd.	Development of software and applications (except games and cybersecurity)	Director
	Jobase Pte. Ltd.	Information technology consultancy (except cybersecurity)	Director
	L&H EDUCATIONAL CONSULTING PTE. LTD.	Educational support services (excluding online marketplaces)	Director
	Hunan Fuguitang Trading Co., Ltd.	Technical services and internet marketing	Director
Wang Pei	Baiont Quant	AI-backed high frequency trading hedge fund	Partner
Dr. George Lam	AustChina Holdings Limited	Investment holding company	Independent Director
	Mingfa Group (International) Company Limited	Investment holding company	Independent Director
	RENHENG Enterprise Holdings Limited	Investment holding company	Independent Director
	Sinohope	Technology solution services in virtual asset ecosystem, such as asset management, trust and custodian business and cryptocurrency trading.	Independent Director
	Chiu Yang Resident Association of Hong Kong Limited	Community service NGO	Director
	Hong Kong SWATOW Merchants Association	Community service NGO	Director
	Hong Kong ASEAN Economic Cooperation Foundation Limited	Community service NGO	Director
	Monte Jade Science & Technology Association of Hong Kong Limited	Community service NGO	Director
	Murray, Lam & Kan Capital Limited	A dormant company	Director
	The Hong Kong Real Property Federation	Community service NGO	Director
	The Overseas Teo Chew Entrepreneurs Association Limited	Community service NGO	Director
	The University of Hong Kong School of Professional and Continuing Education Alumni Limited	Educational foundation	Director
	Shenzhen Qianhai Kekong Gangshen Venture Capital Co. Ltd	Investment company	Director
	Smart Empire Asset Management Limited	Asset management company	Director
	Smart Empire Investments Limited	Investment holding company	Director
	Gang Shen Lian	Investment holding company	Director
	BlueOnion Group Holdings Limited	Tech entrepreneurship	Director
	Pathfinders Limited	A charitable organization	Director
	OneDegree Hong Kong Limited	A virtual insurance start-up	Director
	MarcoPolo700 Foundation Limited	A charitable organization dedicated to fostering growth through cultural exchange, art and education	Director